Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds II
Prospectus Date	rr_ProspectusDate	Jul. 26, 2011
Old Mutual Copper Rock International Small Cap Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	2.03%
Total Other Expenses	rr_OtherExpensesOverAssets	2.28%
Total Annual Operating Expenses	rr_ExpensesOverAssets	3.23%
Expense (Reduction)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(1.68%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	rr_NetExpensesOverAssets	1.55%	[1]
1 Year	rr_ExpenseExampleYear01	724
3 Years	rr_ExpenseExampleYear03	1,320
5 Years	rr_ExpenseExampleYear05	1,941
10 Years	rr_ExpenseExampleYear10	3,605
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2003
Past 1 Year	rr_AverageAnnualReturnYear01	16.00%
Past 5 Years	rr_AverageAnnualReturnYear05	1.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.21%
Old Mutual Copper Rock International Small Cap Fund | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.64%
Total Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense (Reduction)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	rr_NetExpensesOverAssets	1.30%	[1]
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	473
5 Years	rr_ExpenseExampleYear05	837
10 Years	rr_ExpenseExampleYear10	1,863
Annual Return 2001	rr_AnnualReturn2001	(9.97%)
Annual Return 2002	rr_AnnualReturn2002	(33.31%)
Annual Return 2003	rr_AnnualReturn2003	47.21%
Annual Return 2004	rr_AnnualReturn2004	11.21%
Annual Return 2005	rr_AnnualReturn2005	5.81%
Annual Return 2006	rr_AnnualReturn2006	11.47%
Annual Return 2007	rr_AnnualReturn2007	12.20%
Annual Return 2008	rr_AnnualReturn2008	(40.62%)
Annual Return 2009	rr_AnnualReturn2009	26.94%
Annual Return 2010	rr_AnnualReturn2010	23.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Past 1 Year	rr_AverageAnnualReturnYear01	23.59%
Past 5 Years	rr_AverageAnnualReturnYear05	3.10%
Past 10 Years	rr_AverageAnnualReturnYear10	1.94%
Old Mutual Copper Rock International Small Cap Fund | CLASS Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	23.51%
Past 5 Years	rr_AverageAnnualReturnYear05	1.10%
Past 10 Years	rr_AverageAnnualReturnYear10	0.94%
Old Mutual Copper Rock International Small Cap Fund | CLASS Z | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.33%
Past 5 Years	rr_AverageAnnualReturnYear05	2.04%
Past 10 Years	rr_AverageAnnualReturnYear10	1.36%
Old Mutual Copper Rock International Small Cap Fund | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.27%
Total Other Expenses	rr_OtherExpensesOverAssets	1.27%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.22%
Expense (Reduction)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	581
5 Years	rr_ExpenseExampleYear05	1,082
10 Years	rr_ExpenseExampleYear10	2,461
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	23.70%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.37%
Old Mutual Copper Rock International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Old Mutual Copper Rock International Small Cap Fund (formerly known as Old Mutual Strategic Small Company Fund)
Objective [Heading]	rr_ObjectiveHeading
INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other  Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Investing in the Fund" in the Fund's statutory prospectus, and in the section entitled "Purchase and Redemption of Shares" in the Fund's statement of additional information.

FEES AND EXPENSES TABLE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 151.76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	151.76%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading
EXPENSE EXAMPLE

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your Cost
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please refer to the "Management Fees" section of the statutory prospectus for a discussion of expense limitation arrangements that impact the expenses in the Example.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. small-cap companies, including companies located in countries with emerging markets.  For purposes of this Fund, small cap companies are those companies with market capitalizations similar to the market capitalizations of companies in the S&P Developed ex-U.S. SmallCap Index as of September 17, 2010 (between approximately $13.2 million and $12.4 billion).  The market capitalization of the companies in the Fund's portfolio and the S&P Developed ex-U.S. SmallCap Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company's market capitalization grows or falls out of this range. Equity securities in which the Fund may invest include common and preferred stocks, and ADRs.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize the Sub-Adviser's determination of an investment's value or the Sub-Adviser may misgauge that value.

Foreign (Non-U.S.) Investment Risk.  Investments in foreign securities may involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.  Foreign stock markets may also be less liquid than U.S. stock markets.

Emerging Markets Risk.  The Fund may invest in companies located in countries with emerging markets, which generally are economies and markets of a developing nature. Due to their developing nature, emerging markets may be insufficiently liquid and levels of volatility in price movements may be greater than those experienced in more developed economies and markets.  In addition, reporting standards, auditing standards, regulatory practices, and market practices may not provide the same degree of protection and information as would generally apply in more developed economies and markets, and therefore may increase risk.  The value of assets invested in companies located in emerging markets may also be affected by uncertainties such as political and economic developments, civil conflicts and war, restrictions on foreign investment, higher transaction costs, and delayed settlement.

Small Company Risk.  The Fund invests primarily in small-cap companies.  Small-cap companies may involve greater risk of loss and price fluctuation than large-cap and mid-cap companies.  The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund's performance to be susceptible to the economic, business or other developments that affect those industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of an unmanaged securities index.  The performance table below provides average annual total return information for the Fund's Class A, Class Z and Institutional Class shares.  The Fund's performance is compared to the S&P Developed ex-U.S. SmallCap Index, a free float adjusted market capitalization index that measures the equity performance of small capitalization companies from developed markets around the world excluding the U.S.  The Fund's benchmark was changed from the Russell 2000® Growth Index to the S&P Developed ex-U.S. SmallCap Index in connection with the Fund's change of investment strategy from a domestic small cap strategy to an international small cap strategy.  All performance figures reflect the reinvestment of dividends and capital gains distributions.  The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future.  Updated performance information is available at oldmutualfunds.com or by calling 888-772-2888.  Effective January 1, 2006, certain of the Fund's assets began to be managed by sub-advisers different than the Fund's former adviser, and the Fund's former adviser became a sub-adviser to the Fund.  Effective February 28, 2009, the Fund's former adviser ceased providing sub-advisory services to the Fund and was replaced with a new sub-adviser. Effective following the close of business May 20, 2011, the Fund's investment strategy changed from a domestic small cap strategy to an international small cap strategy, and Copper Rock Capital Partners LLC ("Copper Rock") became sole sub-adviser to the Fund. As a result, the Fund's performance prior to these dates may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund's Class Z shares, which have the longest performance record.  Performance for Class A and Institutional Class shares will vary due to differences in fees and expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of an unmanaged securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-772-2888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	oldmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns through December 31, 2010 – Class Z Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's Class Z shares year-to-date return as of June 30, 2011 was 8.61%.
Best Quarter:	25.57%	6/30/03
Worst Quarter:	(23.18%)	9/30/01

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Sales loads are reflected in the following performance table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance for the Fund's other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Sales loads are reflected in the following performance table. *Index return is for the past 10 years.  (When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.)

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax performance is shown for Class Z shares.  After-tax performance for the Fund's other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Old Mutual Copper Rock International Small Cap Fund | S&P Developed ex-U.S. SmallCap Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	21.96%
Past 5 Years	rr_AverageAnnualReturnYear05	5.16%
Past 10 Years	rr_AverageAnnualReturnYear10	9.28%
Old Mutual Copper Rock International Small Cap Fund | Russell 2000 Growth Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	29.09%
Past 5 Years	rr_AverageAnnualReturnYear05	5.30%
Past 10 Years	rr_AverageAnnualReturnYear10	3.78%

[1]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2012 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.55%, 1.30% and 1.05% for Class A, Class Z and Institutional Class shares, respectively. The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.